Subsequent Events (Details) (USD $)	3 Months Ended	12 Months Ended		0 Months Ended				2 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 15, 2014 Merger [Member]	Jan. 15, 2014 Merger [Member] Common stock [Member]	Jan. 15, 2014 Merger [Member] Warrants [Member]	Jan. 15, 2014 Merger [Member] Options [Member]	Feb. 28, 2014 Private Placement [Member]	Feb. 28, 2014 Bridge Warrants [Member]	Feb. 28, 2014 Bridge Notes Placement Agent [Member]	Feb. 28, 2014 Private Placement Agent [Member]	Feb. 28, 2014 Senior Lender [Member]
Subsequent Event [Line Items]
Conversion of stock, shares issued					42,615,556	621,363	7,586,459
Securities issued for services				250,000
New issues								30,300,000
Shares issued, price per share								$ 1.00	$ 1.00
Proceeds from private placement	$ 25,300,000							$ 30,300,000
Conversion of convertible debt		$ 6,490,071						$ 5,000,000
Number of shares called by warrants									2,500,000	500,000	2,530,000	225,000
Shares called by each warrant	1							1
Warrant term								5 years	3 years
Exercise price								2.00	1.00			1.00